Other Current Liabilities	12 Months Ended
Dec. 31, 2011
Other Liabilities Disclosure [Text Block]
11.	Other Current Liabilities

Other current liabilities consist of the following:

	December 31, 2011	December 31, 2010

Other payables	$403,598	$28,980
Accrued expenses	335,511	385,990
Accrued salaries and welfare	333,974	194,600
Provision for taxation - PRC	2,332,823	1,228,211
Accrued interest	2,804,169	231,685

Total	$6,210,075	$2,069,466

Included in other payables was the shares subscription money retained by the Company amounting to $383,041 for 2,104,833 ordinary shares. The Company has agreed with the subscriber not to issue the shares and the money will be refunded back to the subscriber.

HUBEI CHUTIAN VIDEO COMMUNICATION NETWORK CO., LTD. [Member]
Other Liabilities Disclosure [Text Block]
14. Other Current Liabilities

Other current liabilities consist of the following:

	December 31, 2011	December 31, 2010

Other payable	$2,072,582	$3,280,615
Accrued expenses	2,230,835	1,789,574
Accrued salaries and welfare	3,461,359	3,803,746
Accrued interest	168,553	5,014

Total	$7,933,329	$8,878,949

Other payables are related to loan advance from others, guarantee deposit received from staff and set-top TV rental deposits received from users.